Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Supplemental Disclosures of Cash Flow Information
Capital lease and other noncash obligations incurred	$ 2,185	$ 3,254	$ 11,038
Cash paid for interest, net of amounts capitalized	37,672	43,541	21,535
Cash paid for taxes	$ 11	$ 33	$ 782